Derivative Instruments - Collateral by Counterparty (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 1,755,036	$ 11,368,245
Net Amount	1,755,036	11,368,245
Bank of America N.A.
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		207,217
Net Amount		207,217
Deutsche Bank AG
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	1,168,100
Net Amount	1,168,100
ED&F Man Capital Markets Inc
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	525,206
Net Amount	525,206
Jefferies Bache, LLC
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		4,107,099
Net Amount		4,107,099
SG Americas Securities, LLC
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	281,024	1,285,569
Net Amount	281,024	1,285,569
UBS Securities LLC
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		5,768,360
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	(219,294)
Net Amount	$ (219,294)
Net Amount		$ 5,768,360